Label	Element	Value
Document And Entity Information [Abstract]	vst_DocumentAndEntityInformationAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 25, 2019
Registrant Name	dei_EntityRegistrantName	THIRD AVENUE VARIABLE SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001089107
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 25, 2019
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2019
Prospectus Date	rr_ProspectusDate	Apr. 30, 2019